Operating Segment and Geographical Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
17.	Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a Company’s management organizes segments within the Company for making operating decisions and assessing performance. The Company consists of one reportable business segment which is provision of integrated plastic manufacturing services. All of the Company’s sales are from the manufacturing processes which are conducted in PRC and Thailand. The Company does not allocate any assets and liabilities to the three geographic segments as management does not use the information to measure the performance of the reportable segments.

(i) The Company’s sales to external customers by geographic destination are analyzed as follows:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2013	2014	2015
	HK$	HK$	HK$

Revenue from external customers
Asia-Pacific Region	482,725	539,167	552,641
Europe	573,102	524,552	617,951
The United States	111,288	144,092	127,901

Reporting segment revenue	1,167,115	1,207,811	1,298,493

(ii)  The location of the Company’s identifiable assets other than acquired intangible asset and liabilities by business operations are as follows:

	December31,	December 31,	December 31,
	2013	2014	2015
	HK$	HK$	HK$
Identifiable assets
PRC	598,889	514,260	614,572
Hong Kong	478,258	633,218	493,791
Macau	10,243	22,560	23,148
Thailand	62,899	97,034	116,723
United States	4,094	3,646	54,200

	1,154,383	1,270,718	1,302,434

Identifiable liabilities
PRC	103,272	98,567	118,875
Hong Kong	221,566	193,209	188,209
Macau	17,764	21,892	24,795
Thailand	8,605	24,498	30,307

	351,207	338,166	362,186

(iii) Reconciliations of reportable segment revenues, assets and liabilities

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2013	2014	2015
	HK$	HK$	HK$

Reporting segment revenue	1,167,115	1,207,811	1,298,493

Assets
Current assets	753,517	953,314	934,518
Non-current financial assets	388,641	303,192	354,656
Deferred tax assets	12,225	14,212	13,260
Consolidated total assets before intangible asset	1,154,383	1,270,718	1,302,434
Intangible asset	438	438	438

Consolidated total assets	1,154,821	1,271,156	1,302,872

Liabilities
Liabilities excluding tax liabilities	309,818	279,430	292,976
Tax liabilities	41,389	58,736	69,210

Consolidated total liabilities	351,207	338,166	362,186